Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 14,600	$ 13,776
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	297	359
Past service costs	1	(13)
Gains and losses on settlements		13
Net interest expense (income)	(22)	8
Administrative expense	16	15
Defined benefit pension expense	292	382
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	212	185
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	504	567
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	39	34
Past service costs		(25)
Net interest expense (income)	65	66
Remeasurements of other long term benefits	13	(4)
Administrative expense	0
Defined benefit pension expense	117	71
Total pension and other post-employment benefit expense	$ 117	$ 71